Segmented Information - Breakdown of Measures of Profit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Less:
Depreciation	$ 1,501	$ 1,386	$ 2,951	$ 2,744
Amortization of intangible assets	20,504	17,419	39,618	32,443
Income from operations	48,183	45,846	94,381	88,229
Interest expense	(243)	(243)	(479)	(516)
Investment and other income	1,550	2,715	3,512	6,774
INCOME BEFORE INCOME TAXES	49,490	48,318	97,414	94,487
Income tax expense	11,470	13,637	23,150	25,139
NET INCOME	38,020	34,681	74,264	69,348
Stock-based compensation and related taxes	4,911	5,821	9,824	10,128
Other charges (Note 20)	5,119	150	8,568	4,068
Adjusted EBITDA	80,218	70,622	155,342	137,612
Single reportable segment
Segmented Information
Revenues	179,815	163,425	348,554	314,773
Less:
Headcount-related costs, including stock compensation expense	72,913	63,814	138,812	121,947
Cost of revenues and network charges (exclusive of other items presented separately)	17,231	17,473	33,113	31,739
SaaS software and maintenance	6,529	5,747	12,542	11,011
Other segment items	$ 12,954	$ 11,740	$ 27,137	$ 26,660
Segment Reporting, Other Segment Item, Composition, Description	Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.	Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.	Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.	Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.
Depreciation	$ 1,501	$ 1,386	$ 2,951	$ 2,744
Amortization of intangible assets	20,504	17,419	39,618	32,443
Total expenses	131,632	117,579	254,173	226,544
Income from operations	48,183	45,846	94,381	88,229
Interest expense	(243)	(243)	(479)	(516)
Investment and other income	1,550	2,715	3,512	6,774
INCOME BEFORE INCOME TAXES	49,490	48,318	97,414	94,487
Income tax expense	11,470	13,637	23,150	25,139
NET INCOME	$ 38,020	$ 34,681	$ 74,264	$ 69,348